UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08226

Templeton Global Investment Trust
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 954 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 2/28/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Your Fund’s Expenses
Franklin Templeton SMACS: Series EM
1
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. October 20, 2021 for Actual; September 1, 2021 for Hypothetical.
2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period for Hypothetical expenses. Non-recurring expenses are not annualized. For Actual expenses, the multiplier is 131/365 to reflect the number of days since commencement of operations.
3. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value

Ending
Account
Value 2/28/22
Expenses
Paid During
Period
10/20/21–2/28/22
2,3
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
2,3
a
Net
Annualized
Expense
Ratio

$1,000 $955.95 $0.00 $1,024.79 $0.00 0.00%

TEMPLETON GLOBAL INVESTMENT TRUST
Financial Highlights
Franklin Templeton SMACS: Series EM
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Period Ended
February 28,
2022
a
(unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................................................................... $10.00
Income from investment operations
b
:
Net investment income
c
........................................................................... 0.05
Net realized and unrealized gains (losses) ............................................................. (0.49)
Total from investment operations ...................................................................... (0.44)
Less distributions from:
Net investment income ............................................................................ (0.06)
Net asset value, end of period ........................................................................ $9.50
Total return
d
..................................................................................... (4.41)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................................ 15.11%
Expenses net of waiver and payments by affiliates ......................................................... —%
Net investment income ............................................................................. 1.41%
Supplemental data
Net assets, end of period (000’s) ...................................................................... $1,058
Portfolio turnover rate .............................................................................. 12.93%
a
For the period October 20, 2021 (commencement of operations) to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

TEMPLETON GLOBAL INVESTMENT TRUST
Statement of Investments (unaudited), February 28, 2022
Franklin Templeton SMACS: Series EM
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.5%
Auto Components 0.6%
Hankook Tire & Technology Co. Ltd. ....................... South Korea 103 $ 3,035
a,b
Nemak SAB de CV, 144A, Reg S ......................... Mexico 16,156 3,368
6,403
Automobiles 1.9%
Astra International Tbk . PT .............................. Indonesia 48,669 19,717
Banks 10.0%
BDO Unibank , Inc. .................................... Philippines 3,516 8,924
China Merchants Bank Co. Ltd., A ......................... China 6,800 53,817
Kasikornbank PCL .................................... Thailand 5,418 27,219
Ping An Bank Co. Ltd., A ................................ China 6,500 16,285
106,245
Beverages 0.7%
Thai Beverage PCL .................................... Thailand 15,644 7,694
Capital Markets 2.0%
B3 SA - Brasil Bolsa Balcao ............................. Brazil 7,473 20,990
Chemicals 8.4%
Guangzhou Tinci Materials Technology Co. Ltd., A ............. China 3,206 54,475
LG Chem Ltd. ........................................ South Korea 24 11,389
Soulbrain Co. Ltd. ..................................... South Korea 118 22,532
88,396
Construction Materials 3.1%
China Resources Cement Holdings Ltd. .................... China 23,987 20,526
Keshun Waterproof Technologies Co. Ltd., A ................. China 5,586 12,099
32,625
Electronic Equipment, Instruments & Components 2.6%
Hon Hai Precision Industry Co. Ltd. ........................ Taiwan 7,408 27,534
Food & Staples Retailing 1.4%
a
Massmart Holdings Ltd. ................................. South Africa 4,165 14,297
Food Products 2.7%
Health & Happiness H&H International Holdings Ltd. ........... China 4,681 7,260
a
M Dias Branco SA ..................................... Brazil 894 3,942
Uni -President China Holdings Ltd. ......................... China 16,628 17,291
28,493
Hotels, Restaurants & Leisure 0.7%
NagaCorp Ltd. ....................................... Cambodia 8,362 7,723
Industrial Conglomerates 4.2%
LG Corp. ............................................ South Korea 713 44,815
Insurance 3.1%
Samsung Life Insurance Co. Ltd. .......................... South Korea 647 32,351
Interactive Media & Services 7.2%
NAVER Corp. ........................................ South Korea 285 75,944
a,b
VK Co. Ltd., GDR, Reg S ............................... Russia 458 333
76,277
Internet & Direct Marketing Retail 1.0%
a
Americanas SA ....................................... Brazil 1,896 11,093

TEMPLETON GLOBAL INVESTMENT TRUST
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series EM
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 15.
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services 0.8%
a
LegoChem Biosciences, Inc. ............................. South Korea 229 $ 8,449
Pharmaceuticals 1.5%
Richter Gedeon Nyrt . .................................. Hungary 734 15,414
Real Estate Management & Development 1.5%
China Resources Land Ltd. .............................. China 1,499 7,291
b
Greentown Service Group Co. Ltd., Reg S ................... China 8,313 8,351
15,642
Semiconductors & Semiconductor Equipment 15.8%
MediaTek , Inc. ....................................... Taiwan 2,321 91,772
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 3,487 75,014
166,786
Software 1.8%
Longshine Technology Group Co. Ltd., A .................... China 3,162 16,478
TOTVS SA .......................................... Brazil 457 2,923
19,401
Technology Hardware, Storage & Peripherals 23.1%
Samsung Electronics Co. Ltd. ............................ South Korea 4,052 244,160
Textiles, Apparel & Luxury Goods 1.7%
Fila Holdings Corp. .................................... South Korea 622 18,382
Transportation Infrastructure 0.7%
COSCO SHIPPING Ports Ltd. ............................ China 9,554 7,873
Total Common Stocks (Cost $1,082,881) .......................................
1,020,760
Rights
Rights 0.0%
†
Internet & Direct Marketing Retail 0.0%
†
a
Americanas SA, 3/03/22 ................................ Brazil 42 53
Total Rights (Cost $–) ........................................................
53
Total Long Term Investments (Cost $1,082,881) .................................
1,020,813
a
Short Term Investments 2.8%
a a
Country Shares
a
Value
a
Money Market Funds 2.8%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 29,568 29,568
Total Money Market Funds (Cost $29,568) ......................................
29,568
Total Short Term Investments (Cost $29,568 ) ...................................
29,568
a
Total Investments (Cost $1,112,449) 99.3% .....................................
$1,050,381
Other Assets, less Liabilities 0.7% .............................................
7,487
Net Assets 100.0% ...........................................................
$1,057,868

TEMPLETON GLOBAL INVESTMENT TRUST
Statement of Investments (unaudited)
Franklin Templeton SMACS: Series EM
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $12,052, representing 1.1% of net assets.
c
See Note 3(d) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

TEMPLETON GLOBAL INVESTMENT TRUST
Financial Statements
Statement of Assets and Liabilities
February 28, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Templeton
SMACS: Series
EM
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,082,881
Cost - Non-controlled affiliates (Note 3 d ) ........................................................ 29,568
Value - Unaffiliated issuers .................................................................. $1,020,813
Value - Non-controlled affiliates (Note 3 d ) ....................................................... 29,568
Receivables:
Investment securities sold ................................................................... 2,402
Dividends ............................................................................... 4,387
Affiliates ................................................................................ 29,410
Offering costs ............................................................................. 37,932
Total assets .......................................................................... 1,124,512
Liabilities:
Payables:
Transfer agent fees ........................................................................ 29
Professional fees ......................................................................... 18,690
Offering costs ............................................................................. 47,903
Accrued expenses and other liabilities ........................................................... 22
Total liabilities ......................................................................... 66,644
Net assets, at value ................................................................. $1,057,868
Net assets consist of:
Paid-in capital ............................................................................. $1,113,720
Total distributable earnings (losses) ............................................................. (55,852)
Net assets, at value ................................................................. $1,057,868
Shares outstanding ......................................................................... 111,303
Net asset value per share .................................................................... $9.50

TEMPLETON GLOBAL INVESTMENT TRUST
Financial Statements
Statement of Operations
for the six months ended February 28, 2022 (unaudited)
a
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Templeton
SMACS: Series
EM
Investment income:
Dividends: (net of foreign taxes of $1,404)
Unaffiliated issuers ........................................................................ $5,521
Non-controlled affiliates (Note 3 d ) ............................................................. 2
Total investment income ................................................................... 5,523
Expenses:
Transfer agent fees ......................................................................... 151
Custodian fees ............................................................................. 22
Reports to shareholders fees .................................................................. 989
Registration and filing fees .................................................................... 541
Professional fees ........................................................................... 39,434
Trustees' fees and expenses .................................................................. 18
Organization costs .......................................................................... 19,743
Amortization of offering costs (Note 1e) .......................................................... 21,490
Other .................................................................................... 3,305
Total expenses ......................................................................... 85,693
Expenses waived/paid by affiliates (Note 3 d and 3 e ) .............................................. (85,693)
Net expenses ......................................................................... —
Net investment income ................................................................ 5,523
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 8,071
Foreign currency transactions ................................................................ (417)
Net realized gain (loss) .................................................................. 7,654
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (62,068)
Translation of other assets and liabilities denominated in foreign currencies .............................. (49)
Net change in unrealized appreciation (depreciation) ............................................ (62,117)
Net realized and unrealized gain (loss) ............................................................ (54,463)
Net increase (decrease) in net assets resulting from operations .......................................... $(48,940)
a
For the period October 20, 2021 (commencement of operations) to February 28, 2022.

TEMPLETON GLOBAL INVESTMENT TRUST
Financial Statements
Statement of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Templeton
SMACS: Series EM
Period Ended
February 28, 2022
(unaudited)
a
Increase (decrease) in net assets:
Operations:
Net investment income ................................................................... $5,523
Net realized gain (loss) ................................................................... 7,654
Net change in unrealized appreciation (depreciation) ............................................. (62,117)
Net increase (decrease) in net assets resulting from operations .................................. (48,940)
Distributions to shareholders ................................................................ (6,912)
Capital share transactions (Note 2 ) ............................................................ 113,720
Net increase (decrease) in net assets ..................................................... 57,868
Net assets:
Beginning of period ....................................................................... 1,000,000
End of period ............................................................................ $1,057,868
a
For the period October 20, 2021 (commencement of operations) to February 28, 2022.

Templeton Global Investment Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Templeton SMACS: Series EM
1. Organization and Significant Accounting Policies
Templeton Global Investment Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of three separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Franklin
Templeton SMACS: Series EM (Fund) is included in this
report.
The Fund commenced operations effective October 20,
2021.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Templeton SMACS: Series EM
(continued)
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years).
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
1. Organization and Significant Accounting Policies
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Templeton SMACS: Series EM
(continued)
e. Organization and Offering Costs
Organization costs were expensed as incurred. Offering
costs are amortized on a straight line basis over twelve
months.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Asset Management provides investment management services to the Fund. The Fund does not pay a fee for these services.
Under a subadvisory agreement, FTIML, an affiliate of Asset Management, provides subadvisory services to the Fund. The
Fund does not pay a fee for these services.
Period Ended
February 28, 2022
a
Shares Amount
Shares sold ................................... 12,189 $122,500
Shares redeemed ............................... (886) (8,780)
Net increase (decrease) .......................... 11,303 $113,720
a
For the period October 20, 2021 (commencement of operations) to February 28, 2022.
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Investment Management Ltd. (FTIML) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Templeton SMACS: Series EM
(continued)
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The Fund does not pay a fee for these services.
c. Transfer Agent Fees
The Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, the Fund reimburses Investor
Services for out of pocket expenses incurred and, reimburses shareholder servicing fees paid to third parties.
For the period ended February 28, 2022, the Fund paid transfer agent fees of $151, of which $139 was retained by Investor
Services.
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Asset Management has contractually agreed to reimburse expenses of the Fund in an amount equal to fees indirectly borne by the Fund on assets invested in the affiliated management investment companies, as noted in the Statement of Operations. During the period ended February 28,
2022, investments in affiliated management investment companies were as follows:
e. Waiver and Expense Reimbursements
Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations), interest expense and acquired fund fees and expenses of the Fund do not exceed 0.00% based on the average net assets until December 31, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Acquired fund fees and expenses are indirect expenses, and therefore Asset Management may make payments, if necessary, to the Fund to offset these estimated indirect expenses. Payments by Asset Management for the period ended February 28,
2022, are reflected as other income in the Statement of Operations.
f. Other Affiliated Transactions
At February 28, 2022, Templeton International, Inc. owned 100% of the Fund's outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS : Series EM
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ — $ 422,542 $ (392,974) $ — $ — $ 29,568 29,568 $ 2
Total Affiliated Securities ... $— $422,542 $(392,974) $— $— $29,568 $2
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Templeton SMACS: Series EM
(continued)
4. Income Taxes
At February 28, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2022, aggregated
$1,208,944 and $134,235, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investing in China A shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investor (QFII) license and, in the case of certain eligible A shares, through the Shanghai and
Shenzhen Stock Connect programs. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Cost of investments .......................................................................... $1,112,449
Unrealized appreciation ........................................................................ $29,961
Unrealized depreciation ........................................................................ (92,029)
Net unrealized appreciation (depreciation) .......................................................... $(62,068)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Templeton SMACS: Series EM
(continued)
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2022, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2022, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series EM
Assets:
Investments in Securities:
Common Stocks :
Auto Components ...................... $ 3,368 $ 3,035 $ — $ 6,403
Automobiles .......................... — 19,717 — 19,717
Banks ............................... — 106,245 — 106,245
Beverages ........................... — 7,694 — 7,694
Capital Markets ........................ — 20,990 — 20,990
Chemicals ........................... — 88,396 — 88,396
Construction Materials .................. — 32,625 — 32,625
Electronic Equipment, Instruments &
Components ........................ — 27,534 — 27,534
Food & Staples Retailing ................. 14,297 — — 14,297
Food Products ........................ — 28,493 — 28,493
Hotels, Restaurants & Leisure ............. — 7,723 — 7,723
Industrial Conglomerates ................ — 44,815 — 44,815
Insurance ............................ — 32,351 — 32,351
Interactive Media & Services .............. — 76,277 — 76,277
Internet & Direct Marketing Retail .......... — 11,093 — 11,093
Life Sciences Tools & Services ............ — 8,449 — 8,449
Pharmaceuticals ....................... 15,414 — — 15,414

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Templeton SMACS: Series EM
(continued)
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series EM (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Real Estate Management & Development .... $ — $ 15,642 $ — $ 15,642
Semiconductors & Semiconductor Equipment . — 166,786 — 166,786
Software ............................. — 19,401 — 19,401
Technology Hardware, Storage & Peripherals . — 244,160 — 244,160
Textiles, Apparel & Luxury Goods .......... — 18,382 — 18,382
Transportation Infrastructure .............. — 7,873 — 7,873
Rights ................................ — 53 — 53
Short Term Investments ................... 29,568 — — 29,568
Total Investments in Securities ........... $62,647 $987,734
a
$— $1,050,381
a
Includes foreign securities valued at $987,734, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
GDR Global Depositary Receipt
10. Fair Value Measurements
(continued)

TEMPLETON GLOBAL INVESTMENT TRUST
Shareholder Information

franklintempleton.com
Semiannual Report
Board Approval of Investment
Management Agreements
TEMPLETON GLOBAL INVESTMENT TRUST
Franklin Templeton SMACS: EM
(Fund)
At an in-person meeting held on February 25, 2020
(Meeting), the Board of Trustees (Board) of Templeton
Global Investment Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved an investment management
agreement between Templeton Asset Management Ltd.
(TAML) and the Trust, on behalf of the Fund and an
investment sub-advisory agreement between TGAL and
Franklin Templeton Investment Management Limited (Sub-
Adviser), an affiliate of TAML, on behalf of the Fund (each
a Management Agreement) for an initial two-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve each Management Agreement. TAML
and the Sub-Adviser are each referred to herein as a
Manager.
In considering the approval of each Management
Agreement, the Board reviewed and considered information
provided by each Manager in connection with the Meeting
and throughout the year at meetings of the Board and its
committees. The Board reviewed and considered all of the
factors it deemed relevant in approving each Management
Agreement, including, but not limited to: (1) the nature,
extent and quality of the services to be provided by each
Manager; (ii) the costs of the services to be provided by
each Manager; and (iii) the extent to which economies
of scale may be realized as the Fund grows. The Board
also reviewed and considered the form of Management
Agreement and the terms of the Management Agreement
which were discussed at the Meeting.
In approving each Management Agreement, the Board,
including a majority of the Independent Trustees, determined that the terms of each proposed Management Agreement
are fair and reasonable and that the approval of each
Management Agreement is in the interests of the Fund and
its shareholders. While attention was given to all information furnished, the following discusses some primary factors
relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services to be provided by each Manager and its affiliates
to the Fund and its shareholders. This information included, among other things, management’s explanation that it
intends to use the Fund to complete separately managed
account portfolios managed by TAML and its affiliates; the
Fund’s proposed investment strategies and the ability of
each Manager to implement such investment strategies; the
qualifications, background and experience of the investment
personnel that will be responsible for the day-to-day portfolio management of the Fund; each Manager’s experience as the
manager of other funds and accounts, including other series
of the Trust and other funds in the Franklin Templeton family of funds; each Manager’s strength and reputation within
the industry; the personnel, operations, financial condition, and investment management capabilities, methodologies
and resources of each Manager; and each Manager’s
compliance capabilities, as demonstrated by, among other
things, its policies and procedures reasonably designed to
prevent violations of the Federal Securities Laws (as defined in Rule 38a-1 of the Investment Company Act of 1940).
Following consideration of such information, the Board was
satisfied with the nature, extent and quality of services to be provided by each Manager and its affiliates to the Fund and
its shareholders.
Fund Performance
The Board noted that, as the Fund has not yet commenced
investment operations, there was no investment
performance for the Fund. The Board considered the
proposed performance benchmark for the Fund and how
such benchmark would be utilized to measure performance
of each Manager.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
whether an investment management fee would be charged
to the Fund by each Manager. In particular, the Board
noted that, pursuant to the TAML Management Agreement,
TAML will provide general investment management and
administrative services to the Fund for a zero management
fee. The Board also noted that TAML will assume all
expenses incurred by the Fund (including acquired fund fees
and expenses), excluding certain non-routine expenses,
such as those relating to litigation, indemnification,
reorganizations and liquidations, incurred by the Fund. The
Board further noted that comparative fee data for the Fund
customarily prepared by Broadridge Financial Services,

TEMPLETON GLOBAL INVESTMENT TRUST
Shareholder Information

franklintempleton.com
Semiannual Report
Inc. was not provided because the Fund will have a zero
management fee. The Board concluded that the proposed
management fee for the Fund is reasonable. In doing so, the
Board noted that the Sub-Adviser will not charge a fee to the
Fund or TAML for the services it provides the Fund.
Profitability
The Board then noted that the Managers (and their affiliates)
could not report any financial results from their relationships with the Fund because the Fund had not yet commenced
investment operations, and thus, the Board could not
evaluate the Managers’ (or their affiliates’) profitability with respect to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
each Manager may realize economies of scale, if any, as
the Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. In connection with this review, the Trustees noted that because the Fund will pay a zero management
fee, the consideration of possible economies of scale in the future was not relevant.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board, including a majority of
the Independent Trustees, approved each Management
Agreement for the Fund for an initial two-year period.

TGIT S 04/22
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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should
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Semiannual Report and Shareholder Letter
Franklin Templeton SMACS: Series EM
Investment Manager Distributor Shareholder Services
Templeton Asset Management Ltd. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.          N/A

Item 5. Audit Committee
of Listed Registrants.
        N/A

Item 6. Schedule of Investments.
                      N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.             N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
        N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.            N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and
Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENT TRUST

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  April 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  April 26, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  April 26, 2022